Loan Commitments (Tables)	12 Months Ended
Jun. 30, 2026
Loan Commitments [Abstract]
Schedule of Outstanding Loan Commitments

At June 30, 2026 and 2025, the Banks had the following outstanding loan commitments:

	2026		2025
(in thousands)	Fixed	Variable	Fixed	Variable
Unused commitment:
Revolving, open-end lines secured by real estate	$-	$20,092	$-	$17,614
Commitments to fund real estate construction loans	-	10,969	-	8,985
Other unused commitments:
Commercial and industrial loans	19	628	29	287
Other	72	2	122	632
Letters of credit	-	403	-	310